INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
Intangible assets other than goodwill [abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

(US$ MILLIONS)	Water and sewage concession agreements	Customer relationships	Computer software and proprietary technology	Brands and trademarks (3)	Other	Total
Gross carrying amount
Balance at January 1, 2021	$2,035	$5,842	$3,058	$1,181	$758	$12,874
Additions	165	—	103	4	50	322
Acquisitions through business combinations (1)	—	3,028	588	916	4	4,536
Dispositions	—	(64)	(66)	(23)	(2)	(155)
Foreign currency translation	(146)	(187)	6	(99)	(23)	(449)
Balance at December 31, 2021	$2,054	$8,619	$3,689	$1,979	$787	$17,128
Additions	256	—	204	4	78	542
Acquisitions through business combinations (1)	—	7,495	952	1,445	689	10,581
Dispositions	(1)	—	(5)	—	(9)	(15)
Assets reclassified as held for sale (2)	(19)	(140)	—	—	—	(159)
Foreign currency translation	142	(256)	(86)	(41)	(52)	(293)
Balance at December 31, 2022	$2,432	$15,718	$4,754	$3,387	$1,493	$27,784
Accumulated amortization and impairment
Balance at January 1, 2021	$(181)	$(748)	$(497)	$(79)	$(108)	$(1,613)
Amortization and impairment expense	(71)	(420)	(241)	(30)	(79)	(841)
Dispositions	—	25	1	47	—	73
Foreign currency translation	15	50	3	(5)	(4)	59
Balances at December 31, 2021	$(237)	$(1,093)	$(734)	$(67)	$(191)	$(2,322)
Amortization and impairment expense	(96)	(879)	(375)	(68)	(85)	(1,503)
Dispositions	2	—	4	—	1	7
Assets reclassified as held for sale (2)	10	19	—	—	—	29
Foreign currency translation	(16)	37	6	13	13	53
Balance at December 31, 2022	$(337)	$(1,916)	$(1,099)	$(122)	$(262)	$(3,736)
Net book value
December 31, 2021	$1,817	$7,526	$2,955	$1,912	$596	$14,806
December 31, 2022	$2,095	$13,802	$3,655	$3,265	$1,231	$24,048
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(1)See Note 3 for additional information.
(2)See Note 9 for additional information.
(3)Includes indefinite life intangible assets with a carrying value of $2,425 million (2021: $1,470 million) primarily in the partnership’s infrastructure services and industrials segments.
The terms and conditions of the water and sewage concession agreements, including fees that can be charged to the users and the duties to be performed by the operator, are regulated by various grantors, the majority of which are municipal governments across Brazil. The concession agreements provide the operator the right to charge fees to users using the services of the operator over the term of the concessions in exchange for water treatment services, ongoing and regular maintenance work on water distributions assets and improvements to the water treatment and distribution system. Fees are revised annually for inflation in Brazil. The concession arrangements have expiration dates that range from 2037 to 2056 at which point the underlying concessions assets will be returned to the various grantors.
The proprietary technology within the partnership pertains to the combination of processes, tools, techniques and developed systems for exclusive use and benefit within the partnership’s operations that have the potential to provide competitive advantage and product differentiation. This relates to technology within the partnership’s nuclear technology services operations, advanced energy storage operations, engineered components manufacturing operations and dealer software and technology services operations, assessed to have estimated useful lives ranging between 10 – 20 years. These intangible assets were valued at the date of acquisition using the relief from royalty method.
The brand names and trademarks acquired by the partnership through acquisitions pertain to trade names which carry strong reputations in their respective industries and positive brand recognition. These relate to brand names and trademarks from the acquisitions of the partnership’s nuclear technology services operations, dealer software and technology services operations, modular building leasing services operations, advanced energy storage operations, engineered components manufacturing operations, fleet management and car rental services operations and lottery services operations. The brand names were valued at the date of acquisition using the relief from royalty method. As at December 31, 2022, $2.4 billion of the partnership’s brand names and trademarks have indefinite useful lives, and the remainder were assessed to have estimated useful lives ranging between 11 – 40 years.
Customer relationships pertain to strong and continuing relationships with many of the partnership’s customers which contribute to the revenues and cash flows generated by the partnership’s respective operations. The partnership has recognized customer relationships from acquisitions of the partnership’s nuclear technology services operations, modular building leasing services operations, lottery services operations, advanced energy storage operations, dealer software and technology services operations and engineered components manufacturing operations. These customer relationships were valued at the date of acquisition using a multi-period excess earnings approach. A cost replacement approach was used to estimate the cost to recreate the existing customer base at the partnership’s nuclear technology services operations. The customer relationships acquired were assessed to have estimated useful lives ranging between 6 – 30 years.